Investments In And Loan Receivables From Affiliated Companies	12 Months Ended
Mar. 31, 2013
Investments In And Loan Receivables From Affiliated Companies

3. INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFILIATED COMPANIES

Investments in and loan receivables from affiliated companies in which the Company has the ability to exercise significant influence over their operating and financial policies are comprised of the following:

(¥ in millions)
At March 31:	2013	2012
Loan receivables—current	¥4,272	¥5,919
Loan receivables—noncurrent	258	370
Investments	19,018	17,601

	¥23,548	¥23,890

The amounts of loan receivables-current are recorded in other current assets on the consolidated balance sheets. The amounts of loan receivables-noncurrent and investments are recorded in investments in and loan receivables from affiliated companies on the consolidated balance sheets.

The following table presents a summary of financial information of affiliated companies:

(¥ in millions)
At March 31:	2013	2012
Current assets	¥57,480	¥60,059
Noncurrent assets	53,673	56,293
Total assets	111,153	116,352
Current liabilities	55,323	60,623
Long-term liabilities	12,641	15,143

Net assets	¥43,189	¥40,586

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Revenues	¥229,033	¥231,133	¥222,694
Cost of revenues	167,925	167,905	162,836
Net income	3,077	3,038	1,442

Trade notes and accounts receivable from affiliated companies at March 31, 2013 and 2012 were ¥24,043 million and ¥22,742 million, respectively.

Revenues from affiliated companies aggregated ¥63,808 million, ¥64,868 million and ¥63,886 million for the years ended March 31, 2013, 2012, and 2011, respectively.

Cash dividends received from affiliated companies were ¥41 million, ¥71 million and ¥69 million for the years ended March 31, 2013, 2012, and 2011, respectively.

Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥13,628 million and ¥12,070 million at March 31, 2013 and 2012, respectively.